Significant Transactions (Narrative) (Details) - Cowen Inc [Member] $ in Millions, $ in Millions	Apr. 30, 2024 CAD ($)	Oct. 31, 2023 CAD ($)	Mar. 01, 2023 CAD ($)	Mar. 01, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Cash consideration paid			$ 1,500	$ 1,100
Percentage of common shares acquired			100.00%	100.00%
Share-based compensation amounts			$ 205	$ 151
Assets			10,793	7,928
Liabilities			10,005	7,351
Other intangibles assets			298	219
Goodwill			872	641
Assets classified as held for sale	$ 736	$ 1,958
Liabilities classified as held for sale	$ 320	$ 1,291
Series A Preferred Stock [Member]
Disclosure of detailed information about business combination [line items]
Settlement of stocks			$ 253	$ 186